Reverse Recapitalization - Schedule of Zoomcar Inc Shares (Details)	Mar. 31, 2024 shares
Zoomcar, Inc. Shares [Member] | Common Stock [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	16,987,064
Zoomcar, Inc. Shares [Member] | Preferred stock [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	99,309,415
Zoomcar, Inc. Shares [Member] | Redeemable NCI - Shares of Zoomcar India Private Limited [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	10,848,308
Common shares issued to shareholders of Zoomcar, Inc. (After Second Reverse Stock Split) [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	14,229
Common shares issued to shareholders of Zoomcar, Inc. (After Second Reverse Stock Split) [Member] | Common Stock [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	804
Common shares issued to shareholders of Zoomcar, Inc. (After Second Reverse Stock Split) [Member] | Preferred stock [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	10,922
Common shares issued to shareholders of Zoomcar, Inc. (After Second Reverse Stock Split) [Member] | Redeemable NCI - Shares of Zoomcar India Private Limited [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	378
Common shares issued to shareholders of Zoomcar, Inc. (After Second Reverse Stock Split) [Member] | Issue of common shares on conversion of SSCPN [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	2,125
Common shares issued to shareholders of Zoomcar, Inc. (After First Reverse Stock Split) [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	273,791
Common shares issued to shareholders of Zoomcar, Inc. (After First Reverse Stock Split) [Member] | Common Stock [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	5,342
Common shares issued to shareholders of Zoomcar, Inc. (After First Reverse Stock Split) [Member] | Preferred stock [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	218,425
Common shares issued to shareholders of Zoomcar, Inc. (After First Reverse Stock Split) [Member] | Redeemable NCI - Shares of Zoomcar India Private Limited [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	7,542
Common shares issued to shareholders of Zoomcar, Inc. (After First Reverse Stock Split) [Member] | Issue of common shares on conversion of SSCPN [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	42,482
Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split) [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	27,327,481
Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split) [Member] | Common Stock [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	482,681
Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split) [Member] | Preferred stock [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	21,842,458
Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split) [Member] | Redeemable NCI - Shares of Zoomcar India Private Limited [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	754,169
Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split) [Member] | Issue of common shares on conversion of SSCPN [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Zoomcar, Inc. shares was determined	4,248,173